COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

6.    COMMITMENTS AND CONTINGENCIES

Legal proceedings

In the normal course of business, the Company may become involved in legal disputes regarding various litigation matters. In the opinion of management, any potential liabilities resulting from such claims would not have a material effect on the interim condensed consolidated financial statements.

Commitments

Capital expenditure commitments and unconditional purchase obligations contracted for but not yet incurred as of March 31, 2023, totaled $540 thousand and primarily consists of purchase commitments in the normal course of business for research & development services, communications infrastructure and administrative services.

8.    COMMITMENTS AND CONTINGENCIES:

Legal proceedings

In the normal course of business, the Company may become involved in legal disputes regarding various litigation matters. In the opinion of management, any potential liabilities resulting from such claims would not have a material effect on the consolidated financial statements.

Commitments

Expenditure commitments contracted for but not yet incurred totaled $681 thousand and primarily consists of purchase commitments in the normal course of business for research & development services, communications infrastructure and administrative services.